Financial Instruments - Summary of Reconciliation from the Opening Balances to the Ending Balances (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure Of Reconciliation Of Fair Value Of Assets Using Significant Unobservable Input [Line Items]
Beginning balance	$ 9,170
Ending balance	8,293
Liabilities at beginning of period	(2,513)
Liabilities at end of period	(1,902)
Level 3 of fair value hierarchy [member] | Investment In Debt And Equity Instruments [member]
Disclosure Of Reconciliation Of Fair Value Of Assets Using Significant Unobservable Input [Line Items]
Beginning balance	198	$ 161
Put liability arising from business combination		0
Net change in fair value (unrealized)	(17)	(6)
Net purchases/ (issuances)	31	30
Transfer between Level 3 and Level 1		0
Ending balance	212	185
Level 3 of fair value hierarchy [member] | Other financial liabilities [Member]
Disclosure Of Reconciliation Of Fair Value Of Assets Using Significant Unobservable Input [Line Items]
Liabilities at beginning of period	(99)	(42)
Put liability arising from business combination other liabilities		(91)
Net change in fair value (unrealized)	6	0
Net purchases/ (issuances)	0	0
Transfer between Level 3 and Level 1		33
Liabilities at end of period	$ (105)	$ (100)